Financial Instruments and Risk Management - Credit Risk (Details) CAD in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2017 CAD	Dec. 31, 2016 CAD	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CAD
Disclosure of financial assets [line items]
Current trade receivables				CAD 112,844
Additions to allowance for doubtful accounts	CAD 200	CAD 0
Financial assets past due but not impaired | Past due (more than 90 days)
Disclosure of financial assets [line items]
Current trade receivables		900		682
Financial assets neither past due nor impaired | Current (less than 30 days)
Disclosure of financial assets [line items]
Current trade receivables				107,796
Financial assets neither past due nor impaired | 31-60 days
Disclosure of financial assets [line items]
Current trade receivables				2,939
Financial assets neither past due nor impaired | 61-90 days
Disclosure of financial assets [line items]
Current trade receivables				1,427
Trade receivable, purchasers of petroleum and natural gas
Disclosure of financial assets [line items]
Trade receivable typical collection period	25 days
Trade receivable, joint interest receivable
Disclosure of financial assets [line items]
Current trade receivables | $			$ 7.6
Trade receivables
Disclosure of financial assets [line items]
Allowance for doubtful accounts		CAD 1,400		CAD 1,600
Minimum | Trade receivable, joint interest receivable
Disclosure of financial assets [line items]
Trade receivable typical collection period	1 month
Maximum | Trade receivable, joint interest receivable
Disclosure of financial assets [line items]
Trade receivable typical collection period	3 months